Dedicated To Investors Who Seek Capital Appreciation In A Portfolio of U.S. Companies

The Sycuan U.S. Value Fund

Utilizing a disciplined, time-tested approach known as value investing, Sycuan Capital Management, Inc. presents this Value Fund that uncovers U.S. companies whose shares are trading at a discount to their intrinsic value.

Ticker Symbol	Cusip
SYCUX	**87124E107**

Sycuan Funds

www.sycuanfunds.com

For More Information Contact:

VaRene Martin
Principal Relationship Manager

619.444.4043
varene@sycuanfunds.com